Information about Components of Equity	12 Months Ended
Jun. 30, 2025
Information about Components of Equity [Abstract]
INFORMATION ABOUT COMPONENTS OF EQUITY
11.	INFORMATION ABOUT COMPONENTS OF EQUITY

Capital issued

As described in Note 1 – The Group’s business reorganization and general information – “The Bioceres Group Business Combination Agreement” and in note 6 – Acquisitions and other significant transactions – “Bioceres Group, Nutrecon, Gentle Tech and Moolec Science business combination”, the Company completed a reverse acquisition on June 16, 2025, whereby Moolec Science SA (“the Legal Acquirer”) legally acquired Bioceres Group, Nutrecon and Gentle Tech (“the Legal Acquirees”). For accounting purposes, however, Bioceres Group was identified as the accounting acquirer in accordance with IFRS 3 Business Combinations. As a result, the consolidated financial statements represent a continuation of the financial statements of the accounting acquirer, except for the capital structure, which is that of the legal acquirer. Following the reverse acquisition, Share Capital reflects the share capital of Moolec Science SA, including the shares issued to the former shareholders of the accounting acquirer as consideration for the transaction.

The number of shares issued as of June 30, 2025, 2024 and 2023 is the following:

Year ended	Class	Number of Shares	Nominal Value	Subscribed capital
06/30/2023	Ordinary	5,301,700	$0.10	5,301,700	$530,170
06/30/2024	Ordinary	5,983,687	$0.10	5,983,687	$598,369
06/30/2025	Ordinary	10,891,761	$0.10	10,891,761	$1,089,176

Holders of the ordinary shares are entitled to one vote for each ordinary share.

Reserves

Foreign currency translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

Revaluation of PP&E and effect of tax rate change

The revaluation reserve relates to the revaluation of Land and buildings, prior to the BIOX deconsolidation, as mentioned in note 4.8 – Property, plant and equipment, net of income tax effect.

Own shares held

The reserve of the Company´s own shares held comprises the cost of the Company’s shares held by the Group. At June 30, 2025, the Group held 80,370 of the Company’s shares. (2024: 60,083).

Share premium

Share premium represents the excess of the consideration received over the par value of shares issued, net of directly attributable transaction costs, and is presented within equity in accordance with IAS 32.

Non-controlling interests

The subsidiaries whose non-controlling interest is significant as of June 30, 2025 and 2024 are:

Name	06/30/2025	06/30/2024

Bioceres S.A.	10.07%	26.53%
Bioceres Crop Solutions (*)	-	72.67%

Below is a detail of the summarized financial information of Bioceres S.A., prepared in accordance with IFRS, and modified due to fair value adjustments at the acquisition date and differences in accounting policies. The information is presented prior to eliminations between that subsidiary and other Group companies.

(*)	Bioceres Crop Solutions ceased to be a subsidiary in June 24, 2025.

Bioceres S.A.

Summary financial statements:

	06/30/2025	06/30/2024

Current assets	19,390,689	37,499,373
Non-current assets	(12,909,646)	78,742,912
Total assets	6,481,043	116,242,285

Current liabilities	97,284,715	47,526,407
Non-current liabilities	238,458	14,689,742
Total liabilities	97,523,173	62,216,149

Total equity	(91,042,130)	54,026,136

Total liabilities and equity	6,481,043	116,242,285

Summary statements of comprehensive income or loss

	06/30/2025	06/30/2024	06/30/2023

Revenues	780,952	1,422,707	1,074,655
Government grants	3,412	197,519	49,185
Gross margin	784,364	1,620,226	1,123,840

Research and development expenses	(223,688)	(239,446)	(175,737)
Selling, general and administrative expenses	(2,275,441)	(3,248,643)	(3,287,433)
Share of profit or loss of subsidiaries	(33,367,101)	(3,285,724)	5,287,879
Share of profit or loss of joint ventures and associates	(285)	(2,592)	(3,917)
Other income / (loss), net	(56,484,792)	11,126	249,372
Operating loss	(91,566,943)	(5,145,053)	3,194,004

Financial results	2,891,781	(1,128,752)	(4,327,324)
Loss before taxes	(88,675,162)	(6,273,805)	(1,133,320)

Income tax (expense) / benefit	(1,653,797)	471,416	(463,175)
Result for the year	(90,328,959)	(5,802,389)	(1,596,495)

Revaluation of property, plant and equipment, net of tax			(434,390)
Foreign exchange differences on translation of foreign operations	(5,467,311)	(3,865,328)	(5,182,181)
Total comprehensive result	(95,796,270)	(9,667,717)	(7,213,066)

Bioceres Crop Solutions

Summary financial statements:

	06/30/2025	06/30/2024

Current assets	-	408,668,037
Non-current assets	-	441,960,310
Total assets	-	850,628,347

Current liabilities	-	329,505,846
Non-current liabilities	-	171,558,140
Total liabilities	-	501,063,986

Total equity	-	349,564,361

Total liabilities and equity	-	850,628,347

Summary statements of comprehensive income or loss

	06/30/2025	06/30/2024	06/30/2024

Revenues	333,343,987	464,828,548	419,446,439
Initial recognition and changes in the fair value of biological assets at the point of harvest	1,764,863	(45,746)	610,554

Cost of sales	(203,424,872)	(278,221,812)	(235,457,053)
Changes in the net realizable value of agricultural products after harvest	(1,541,204)	(2,385,069)	(4,351,433)
Research and development expenses	(14,914,822)	(17,183,041)	(15,345,315)
Selling, general and administrative expenses	(123,113,572)	(123,690,910)	(113,002,747)
Share of profit or loss of joint ventures and associates	(1,126,312)	4,049,508	1,198,628
Other income or expenses, net	6,775,970	(1,498,555)	1,084,892
Operating (loss) / profit	(2,235,962)	45,852,923	54,183,965

Financial results	(55,335,675)	(34,785,325)	(35,078,018)
(Loss) / profit before taxes	(57,571,637)	11,067,598	19,105,947

Income tax	(1,273,616)	(3,778,615)	1,068,652
Result for the year	(58,845,253)	7,288,983	20,174,599

Foreign exchange differences on translation of foreign operations	(714,251)	(787,354)	631,500
Revaluation of property, plant and equipment, net of tax	-	-	(1,467,349)
Total comprehensive result	(59,559,504)	6,501,629	19,338,750